Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Summary of Trade and Other Payables

	As at March 31
Particulars	2023	2024
Trade payables	45,748	67,054
Accrued expenses	44,032	51,494
Total	89,780	118,548